Unsecured Debt (Tables)	12 Months Ended
Nov. 30, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt and Short-Term Borrowings

	November 30, 2017		November 30,
(in millions)	Interest Rates	Maturities Through	2017		2016
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 5.0%	2028	$860		$941
EUR fixed rate	3.8% to 4.5%	2025	229		233
Floating rate	2.0% to 2.1%	2022	307		793
EUR floating rate	0.0% to 0.7%	2027	1,596		1,649
Bank Loans
EUR fixed rate	0.2% to 3.9%	2021	653		612
Floating rate	2.2% to 2.3%	2022	500		800
EUR floating rate	0.4% to 0.8%	2021	355		319
GBP floating rate	1.0%	2018	415	—	—
Private Placement Notes
EUR fixed rate	7.3%	2018	57		51
Publicly-Traded Notes
Fixed rate	1.9% to 7.9%	2028	1,717		1,717
EUR fixed rate	1.1% to 1.9%	2022	2,072		1,857
Other	—	—	—		25
Short-Term Borrowings
Floating rate commercial paper	1.5%	2018	420		—
EUR floating rate commercial paper	(0.1)%	2018	65		451
EUR floating rate bank loans	—	—	—		6
Total Debt			9,246		9,454
Less: Unamortized debt issuance costs			(51)		(55)
Total Debt, net of unamortized debt issuance costs			9,195		9,399
Less: Short-term borrowings			(485)		(457)
Less: Current portion of long-term debt			(1,717)		(640)
Long-Term Debt			$6,993		$8,302

Schedule of Annual Maturities of Debt	The scheduled annual maturities of our debt were as follows:

(in millions)
Fiscal	November 30, 2017
2018	$2,202
2019	2,109
2020	1,315
2021	1,148
2022	1,034
Thereafter	1,438
$9,246